                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canal Insurance Co.
Address: P.O. Box 7
         Greenville, SC 29602

Form 13F File Number: 28-11026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Rick Timmons
Title: Senior Vice President - Investments
Phone: (864) 250-9291

Signature, Place, and Date of Signing:

                                     Greenville,
/s/ William R. Timmons, III          South Carolina           May 14, 2013
---------------------------        -------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of  Other Included Managers: None

Form 13F Information Table Entry Total: 108
Form 13F Information Table Value Total: (thousands) 282,205
List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

Canal Insurance Company
and Canal Indemnity Company


SEC 13-F

                                as of             3/31/2013

                                                             Market      Shares/
                                   Title of                  Value        Par      SH/    Investment          VOTING AUTHORITY
Name of Issuer                      Class       CUSIP       (1000's)     Value     PRN    Discretion         Sole      Shared  None
COVANTA HOLDING 3.25% Conv Bd 144A    BOND      22282E-AC-6    1,287     1,000,000    PRN      Sole        1,000,000
ENERSYS 3.375% Convertible Bond       BOND      29275Y-AA-0    1,261     1,000,000    PRN      Sole        1,000,000
LEUCADIA NATL 3.75% Conv Corp Bd      BOND      527288-AX-2    1,541     1,190,000    PRN      Sole        1,190,000
NUANCE COMMUNIC  2.75% Conv Bds       BOND      67020Y-AB-6    1,213     1,000,000    PRN      Sole        1,000,000
VERTEX PHARM 3.35% Corp Bond          BOND      92532F-AN-0    1,201     1,000,000    PRN      Sole        1,000,000
AAR CORP                              COM       000361-10-5      552        30,000    SH       Sole           30,000
AGL RESOURCE  INC.                    COM       001204-10-6      470        11,200    SH       Sole           11,200
AT&T INC                              COM       00206R-10-2      367        10,000    SH       Sole           10,000
ABBOTT LABORATORIES                   COM       002824-10-0      353        10,000    SH       Sole           10,000
ABBVIE INC                            COM       00287Y-10-9      408        10,000    SH       Sole           10,000
ADVANCED MICRO DEVICES  INC.          COM       007903-10-7      638       250,000    SH       Sole          250,000
ALTRIA GROUP INC                      COM       02209S-10-3      206         6,000    SH       Sole            6,000
ANADARKO PETROLEUM CORP               COM       032511-10-7    6,996        80,000    SH       Sole           80,000
APACHE CORP                           COM       037411-10-5    3,086        40,000    SH       Sole           40,000
BP AMOCO P L C ADR                    COM       055622-10-4    6,871       162,240    SH       Sole          162,240
BABCOCK & WILCOX CO New               COM       05615F-10-2    1,421        50,000    SH       Sole           50,000
BARD-C R-INC                          COM       067383-10-9    2,620        26,000    SH       Sole           26,000
BARRICK GOLD CORP                     COM       067901-10-8    1,181        39,576    SH       Sole           39,576
BAXTER INTERNATIONAL  INC             COM       071813-10-9    5,085        70,000    SH       Sole           70,000
BECTON DICKINSON                      COM       075887-10-9    3,824        40,000    SH       Sole           40,000
BHP BILLITON LTD                      COM       088606-10-8    9,580       140,000    SH       Sole          140,000
BRISTOL MYERS SQUIBB CO               COM       110122-10-8    5,419       131,549    SH       Sole          131,549
BROCADE COMMUNICATIONS SYSTEMS        COM       111621-30-6      577       100,000    SH       Sole          100,000
CVS CAREMARK CORP                     COM       126650-10-0    1,650        30,000    SH       Sole           30,000
CAMPBELL SOUP CO                      COM       134429-10-9    1,814        40,000    SH       Sole           40,000
CANADIAN PACIFIC RAILWAY LTD          COM       13645T-10-0    6,309        47,600    SH       Sole           47,600
CENOVUS ENERGY INC                    COM       15135U-10-9    3,146       100,000    SH       Sole          100,000
CHEVRON CORP                          COM       166764-10-0    10,603       89,240    SH       Sole           89,240
CISCO SYSTEMS                         COM       17275R-10-2    6,252       299,000    SH       Sole          299,000
CONOCOPHILLIPS                        COM       20825C-10-4    7,513       125,000    SH       Sole          125,000
DOMINION RESOURCES INC                COM       25746U-10-9    2,009        34,528    SH       Sole           34,528
DUPONT DENEMOURS & CO                 COM       263534-10-9    1,032        21,000    SH       Sole           21,000
DUKE ENERGY HOLDING CORPORATION       COM       26441C-20-4    8,287       114,166    SH       Sole          114,166
EMC CORP                              COM       268648-10-2    3,621       151,553    SH       Sole          151,553
EXCO RESOURCES INC                    COM       269279-40-2      869       121,900    SH       Sole          121,900
ENCANA CORPORATION                    COM       292505-10-4    3,258       164,900    SH       Sole          164,900
EXXON MOBIL CORP                      COM       30231G-10-2    9,462       105,000    SH       Sole          105,000
FLUOR CORP NEW                        COM       343412-10-2    2,653        40,000    SH       Sole           40,000
FLOWERS FOODS                         COM       343498-10-1    3,003        91,162    SH       Sole           91,162

FREEPORT MCMORAN COPPER & GOLD           COM       35671D-85-7    3,136     94,740     SH        Sole         94,740
GENERAL DYNAMICS CORPORATION             COM       369550-10-8    1,410     20,000     SH        Sole         20,000
GLOBAL  PAYMENTS INC                     COM       37940X-10-2    2,682     54,000     SH        Sole         54,000
GUIDEWIRE SOFTWARE INC                   COM       40171V-10-0    1,922     50,000     SH        Sole         50,000
HARRIS CORP                              COM       413875-10-5    3,707     80,000     SH        Sole         80,000
HORNBECK OFFSHORE SERVICES INC           COM       440543-10-6    1,394     30,000     SH        Sole         30,000
ILLINOIS TOOL WORKS INC                  COM       452308-10-9      366      6,000     SH        Sole          6,000
INTEL CORP                               COM       458140-10-0    2,185    100,000     SH        Sole        100,000
INTERNATIONAL BUSINESS MACHS CORP        COM       459200-10-1   17,704     83,000     SH        Sole         83,000
JOHNSON & JOHNSON                        COM       478160-10-4    4,077     50,000     SH        Sole         50,000
KRAFT FOODS GROUP INC (KRFT)             COM       50076Q-10-6      258      5,000     SH        Sole          5,000
L-3 COMMUNICATIONS HLDGS                 COM       502424-10-4      809     10,000     SH        Sole         10,000
LINCOLN NATIONAL CORP                    COM       534187-10-9      741     22,734     SH        Sole         22,734
LOCKHEED MARTIN CORPORATION              COM       539830-10-9    7,722     80,000     SH        Sole         80,000
MCDERMOTT INTERNATIONAL  INC             COM       580037-10-9    2,198    200,000     SH        Sole        200,000
MERCK & COMPANY New                      COM       58933Y-10-5    4,865    110,000     SH        Sole        110,000
MICROSOFT CORP                           COM       594918-10-4    9,441    330,000     SH        Sole        330,000
MONDELEZ INT'L INC                       COM       609207-10-5      155      5,076     SH        Sole          5,076
MONSANTO COMPANY                         COM       61166W-10-1    1,081     10,234     SH        Sole         10,234
NEWMONT MINING CORP                      COM       651639-10-6    2,830     67,561     SH        Sole         67,561
NORTHROP GRUMMAN CORP                    COM       666807-10-2    3,908     55,712     SH        Sole         55,712
NUANCE COMMUNICATIONS INC                COM       67020Y-10-0    1,453     72,000     SH        Sole         72,000
ORBITAL SCIENCES CORP                    COM       685564-10-6    1,397     83,700     SH        Sole         83,700
PFIZER INC                               COM       717081-10-3    5,947    206,050     SH        Sole        206,050
PHILIP MORRIS INTERNATIONAL              COM       718172-10-9      278      3,000     SH        Sole          3,000
PHILLIPS 66                              COM       718546-10-4    4,373     62,500     SH        Sole         62,500
PIEDMONT NATURAL GAS COMPANY INC         COM       720186-10-5    8,824    268,385     SH        Sole        268,385
PROSHARES ULTRASHORT QQQ ETF             COM       74347X-23-7    5,180    200,000     SH        Sole        200,000
RAYTHEON CO                              COM       755111-50-7    7,848    133,500     SH        Sole        133,500
ROYAL DUTCH SHELL PLC ADR A Shrs         COM       780259-20-6      652     10,000     SH        Sole         10,000
SCANA CORP                               COM       80589M-10-2    2,353     46,000     SH        Sole         46,000
SCANSOURCE INC.                          COM       806037-10-7    2,216     78,535     SH        Sole         78,535
SCHLUMBERGER LTD                         COM       806857-10-8    6,066     81,000     SH        Sole         81,000
SPECTRA ENERGY CORP                      COM       847560-10-9    4,766    155,000     SH        Sole        155,000
TEXAS INSTRUMENTS INC                    COM       882508-10-4    1,774     50,000     SH        Sole         50,000
THERMO FISHER SCIENTIFIC INC             COM       883556-10-2    1,530     20,000     SH        Sole         20,000
TORTOISE ENERGY INDEPENDENCE FD          COM       89148K-10-1      970     40,000     SH        Sole         40,000
TRIMBLE NAVIGATIONS LTD                  COM       896239-10-0    1,798     60,000     SH        Sole         60,000
UNITED TECHNOLOGIES CORP                 COM       913017-10-9   10,744    115,000     SH        Sole        115,000
WILLIAMS COMPANIES                       COM       969457-10-0    5,994    160,000     SH        Sole        160,000
WPX ENERGY INC                           COM       98212B-10-3    1,602    100,000     SH        Sole        100,000
XEROX CORPORATION                        COM       984121-10-3      870    101,200     SH        Sole        101,200
ZIMMER HOLDINGS INC                      COM       98956P-10-2      376      5,000     SH        Sole          5,000
COVIDIEN LTD                             COM       G2554F-11-3    1,696     25,000     SH        Sole         25,000
NABORS INDUSTRIES LTD                    COM       G6359F-10-3      584     36,000     SH        Sole         36,000
TRANSOCEAN INC.                          COM       H8817H-10-0    3,100     59,662     SH        Sole         59,662
ADVANCED MICRO Jul 20                   CALLS      007903-10-7      (0)      4,400     SH        Sole         22,700
ADVANCED MICRO Jul 20                   CALLS      007903-10-7      (9)     95,600     SH        Sole         95,600
BHP BILLITON May 18                     CALLS      088606-10-8      (2)     22,700     SH        Sole         22,700
BP PLC April 20                         CALLS      055622-10-4      (5)     30,000     SH        Sole         30,000

BROCADE Jul 20             CALLS     111621-30-6     (14)    53,000        SH    Sole    53,000
BROCADE Jul 20             CALLS     111621-30-6     (12)    47,000        SH    Sole    47,000
CISCO May 18               CALLS     17275R-10-2     (18)    29,000        SH    Sole    29,000
EXCO RES Jun 22            CALLS     269279-40-2     (11)    35,000        SH    Sole    35,000
EXCO RES Jun 22            CALLS     269279-40-2      (2)      5500        SH    Sole     5,500
EXCO RES Jun 22            CALLS     269279-40-2     (18)    59,500        SH    Sole    59,500
FREEPORT-McMORAN May 18    CALLS     35671D-85-7      (1)     5,000        SH    Sole     5,000
FREEPORT-McMORAN May 18    CALLS     35671D-85-7      (6)    25,000        SH    Sole    25,000
HARRIS CORP May 18         CALLS     413875-10-5     (32)    17,500        SH    Sole    17,500
HARRIS CORP May 18         CALLS     413875-10-5      (5)     2,500        SH    Sole     2,500
McDERMOTT May 18           CALLS     580037-10-9     (10)    50,000        SH    Sole    50,000
MERCK May 18               CALLS     58933Y-10-5      (8)    30,000        SH    Sole    30,000
MICROSOFT Jul 20           CALLS     594918-10-4     (41)    50,000        SH    Sole    50,000
MICROSOFT May 18           CALLS     594918-10-4     (51)    50,000        SH    Sole    50,000
RAYTHEON May 18            CALLS     755111-50-7     (39)    22,500        SH    Sole    22,500
TRANSOCEAN May 18          CALLS     H8817H-10-0     (96)    30,000        SH    Sole    30,000
WILLIAMS CO May 18         CALLS     969457-10-0     (11)     7,500        SH    Sole     7,500
WILLIAMS CO May 18         CALLS     969457-10-0     (25)    17,700        SH    Sole    17,700
XEROX Apr 20               CALLS     984121-10-3      (2)     1,200        SH    Sole     1,200